Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Premises and Equipment

	March 31,
	2016	2015
	(In Thousands)
Land and land improvements	$3,569	$3,561
Buildings and improvements	7,029	7,050
Furnishings and equipment	3,669	3,170
Leasehold improvements	1,430	589
Construction in progress	54	—
	15,751	14,370
Accumulated depreciation and amortization	(7,670)	(7,262)
	$8,081	$7,108

Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements

At March 31, 2016, the minimum obligation under all non-cancellable lease agreements, which expire through 2026, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2017	$601
2018	553
2019	395
2020	314
2021	209
Thereafter	988
$3,060